Revenue (Tables)	9 Months Ended
Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer concentration is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
	(in thousands)		(in thousands)

Clients 1-5	$527,345	$539,907	$1,615,713	$1,595,007
Clients 6-10	$302,407	$270,073	$868,753	$831,660
Clients 11-25	$448,428	$405,171	$1,267,750	$1,100,118
Other	$776,919	$727,276	$2,301,712	$2,252,599

Total	$2,055,099	$1,942,427	$6,053,928	$5,779,384

There was no revenue from individual customers greater than 10% of consolidated revenue in the respective periods.